Borrowings (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Jun. 30, 2023	Jun. 07, 2024	Mar. 07, 2024	Jun. 08, 2023
Borrowings
Interest expense	$ 2,489,584
Interest payable	2,489,584
GCP Warehouse Credit Facility
Borrowings
Maximum borrowing capacity				$ 500,000,000
Maximum increase in commitments	$ 1,000,000,000
Applicable margin (in percent)		2.85%	2.75%
Commitment fee (in percent)	0.50%
Amount of borrowings	$ 498,726,080
Amount of repayments	0
Outstanding debt	498,641,492
Weighted average outstanding debt	$ 489,082,226
Annualized weighted average interest rate (in percent)	8.40%
Interest expense	$ 2,489,584
Interest expense	2,480,320
Unused commitment fees	9,264
Interest payable	$ 2,489,584
GCP Warehouse Credit Facility | Minimum
Borrowings
Applicable margin (in percent)	3.00%
GCP Warehouse Credit Facility | Maximum
Borrowings
Applicable margin (in percent)	3.50%
Term loans
Borrowings
Maximum borrowing capacity	$ 250,000,000
Revolving loans
Borrowings
Maximum borrowing capacity	$ 250,000,000